Commitments and contingent liabilities - Summary of Potential Future Lease Commitments and Other Commitments Fall Due (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Lease And Other Commitments [Line Items]
Minimum lease payments payable under non-cancellable lease	€ 212	€ 330
Other commitments	3,487	4,198
Within 1 year
Disclosure Of Lease And Other Commitments [Line Items]
Minimum lease payments payable under non-cancellable lease	89	101
Other commitments	1,371	1,654
Later than 1 year but not later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Minimum lease payments payable under non-cancellable lease	80	163
Other commitments	1,848	2,360
Later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Minimum lease payments payable under non-cancellable lease	43	66
Other commitments	€ 268	€ 184